EQUITY - Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Net income attributable to equity holders of the parent	$ 919	$ 9,302	$ 14,956
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)	842	911	1,105
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)	845	914	1,108